Income Taxes - Schedule of Current/Deferred Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred income tax expense
Federal		$ (26,273)
Total deferred income tax expense		(26,273)
Total income tax expense (benefit)	$ 26,273	$ (26,273)